Consolidated Statement of Other Comprehensive Income - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [LineItems]
Net Income for the fiscal year	$ 40,773,666	$ 44,555,592	$ 76,901,094
Foreign currency translation differences in Financial Statements conversion	(718,989)	(1,492,767)	352,427
Foreign currency translation differences for the fiscal year	(718,989)	(1,492,767)	352,427
Profit or loss from financial instruments measured at fair value through other comprehensive income (FVOCI) (IFRS 9 (4.1.2) (a))	(4,842,503)	3,878,073	2,526,450
Profit or loss for the fiscal year from financial instruments at fair value through other comprehensive income (FVOCI)	(3,081,609)	1,069,361	(4,076,880)
Reclassification to profit or loss	(4,208,221)	5,164,359	6,979,702
Income tax	2,447,327	(2,355,647)	(376,372)
Total Other Comprehensive (Loss) / Income that will be reclassified to profit or loss	(5,561,492)	2,385,306	2,878,877
Total Other Comprehensive (Loss) / Income	(5,561,492)	2,385,306	2,878,877
Total Comprehensive Income for the fiscal year	35,212,174	46,940,898	79,779,971
Total Comprehensive Income attributable to controlling interest	35,205,097	46,939,442	79,778,905
Total Comprehensive Income attributable to non-controlling interest	$ 7,077	$ 1,456	$ 1,066